Basis of Preparation - Summary of retained earnings and reserves (Detail)Disclosure - Other disclosures - Summary of retained earnings and reserves (Detail) $ in Millions	Jan. 01, 2018 USD ($)
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	$ 12,284
Effect on Available for Sale ('AfS') Reserve [Member] | IFRS 9 [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	20
Reclassification of equity investments from AfS	(20)
Total Impact	(20)
Effect On FVOCI Reserve [Member] | IFRS 9 [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Reclassification of equity investments from AfS	8
Total Impact	8
Ending balance	8
Costs of Hedging Reserve [Member] | IFRS 9 [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Impact of costs of hedging adjustment	26
Total Impact	26
Ending balance	26
Cash Flow Hedge Reserve [Member] | IFRS 9 [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	32
Impact of costs of hedging adjustment	(4)
Total Impact	(4)
Ending balance	28
Effect on Retained Earnings [Member] | IFRS 9 [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	23,761
Reclassification of equity investments from AfS	12
Impact of costs of hedging adjustment	(22)
Impairment provisions	(7)
Tax impact	1
Re-measurement of funds	1
Total Impact	(15)
Ending balance	$ 23,746